Accrued Expenses	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Expenses

NOTE 5    ACCRUED EXPENSES

Accrued liabilities consisted of the following as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Accrued payroll	$564,740	$441,646
Royalties	105,319	-
Accrued interest	39,808	-
Accrued property tax	99,707	50,508
Other	6,240	100

Total accrued liabilities	$815,814	$492,254